Business Combinations RDX Identifiable Intangible Assets (Details) - RDX Asset acquisition [Member] $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years 5 months
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	$ 670
Customer-Related Intangible Assets [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 480
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	21 years 4 months
Developed Technology Rights [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 190
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	6 months